COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 7:-	COMMITMENTS AND CONTINGENT LIABILITIES

The facilities and motor vehicles of the Company are leased under several operating lease agreements.

The Company signed a lease agreement in Israel for its offices for a period of 36 months beginning January 1, 2014 and scheduled to expire on December 31, 2016.

On November 13, 2011 the Company entered into a motor vehicle lease agreement for a period of 36 months. During 2012 and 2013, the Company entered into additional motor vehicle lease agreement for a period of 36 months. As of December 31, 2013 the Company maintains 11 leased cars.

As of December 31, 2013, the future minimum aggregate lease commitments under non-cancelable operating lease agreements are as follows:

Year ended December 31,	Facilities	Motor vehicles	Total

2014	$111,236	$127,851	$239,087
2015	111,236	93,482	204,718
2016	111,236	39,009	150,245

	$333,708	$260,342	$594,050

Facility and motor vehicle lease expenses for the year ended December 31, 2013 and 2012 were $ 468,073 and $  120,685, respectively.